Note 5 - Lease Intangibles - Amortization Expense 1 (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
2020	$ 372,484	$ 687,974
2021	202,479	510,215
2022	17,663	360,116
2023	17,663	173,785
2024		118,989
Thereafter		253,932
Total	$ 887,232	$ 2,105,011	$ 2,861,474